Risk management - Spain real estate business: gross, collateral, allowance (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution of portfolio
Financial assets	€ 163,853	€ 176,554	€ 184,596
Accumulated impairment
Distribution of portfolio
Financial assets	(215)	(284)	(474)
Spain
Distribution of portfolio
Excess over collateral value	283,953
Spain | Gross carrying amount
Distribution of portfolio
Financial assets	216,741	215,330	204,810
Spain | Real estate operations in Spain | Gross carrying amount
Distribution of portfolio
Financial assets	2,625
Spain | Real estate operations in Spain | Accumulated impairment
Distribution of portfolio
Financial assets	(1,472)
Spain | Real estate operations in Spain | Construction and property development
Distribution of portfolio
Financial assets	2,625	€ 2,871	€ 2,939	€ 4,812
Excess over collateral value	€ 380
Spain | Real estate operations in Spain | Construction and property development | Nonperforming
Distribution of portfolio
Non-performing rate (as a percent)	5.07%	6.13%	9.73%
Coverage rate (as a percent)	30.08%	32.95%	35.31%
Excess over collateral value	€ 22
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount
Distribution of portfolio
Financial assets	2,625
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount | Nonperforming
Distribution of portfolio
Financial assets	133
Written-off assets	650
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Individually calculated
Distribution of portfolio
Financial assets	(53)
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Nonperforming | Individually calculated
Distribution of portfolio
Financial assets	€ (40)